Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended										2 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended
	Jan. 15, 2021 USD ($) shares	Sep. 05, 2019 USD ($) installment $ / shares	Apr. 16, 2018 CNY (¥)	Sep. 29, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥) shares	Aug. 31, 2022 USD ($) shares	Jan. 31, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Oct. 31, 2020 shares	Aug. 31, 2020 shares	Feb. 29, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Feb. 29, 2020 $ / shares	Feb. 28, 2019 USD ($)	May 18, 2017 CNY (¥)
Borrowings
Short-term borrowings						¥ 4,039,210													¥ 5,230,000		¥ 4,039,210		¥ 5,230,000		$ 585,630
Aggregate principal amount converted | $																						$ 1,642		$ 3,080
Conversion of convertible senior notes to ordinary shares - third party																					10,450		4,199,819
Conversion price | $ / shares															$ 3.50													$ 3.07
Carrying value of remaining notes classified in non-current liabilities						10,155,599													9,440,626		10,155,599		9,440,626
Current portion of asset-backed securities and notes						1,129,596													343,654		1,129,596		343,654
Non-current portion of asset-backed securities and notes						293,945													256,290		293,945		256,290
Facility amount						56,121,492													29,340,000		56,121,492		29,340,000
Collateral Pledged [Member]
Borrowings
Facility amount						27,710,000															27,710,000
Uncollateralized [Member]
Borrowings
Facility amount																			28,411,492				28,411,492
Ordinary Shares
Borrowings
Value of derecognized notes								¥ 15
Conversion of convertible senior notes to ordinary shares - third party																							101
Additional Paid in Capital
Borrowings
Value of derecognized notes								¥ 207,457
Conversion of convertible senior notes to ordinary shares - third party																					¥ 10,450		4,199,718
Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Borrowings
Percentage of indirect interest in total paid-in capital																					100.00%	100.00%
Borrowings
Borrowings
Facility amount																			5,180,000				5,180,000
Borrowings | Uncollateralized [Member]
Borrowings
Facility amount																			2,838,780				2,838,780
Letters of Guarantee
Borrowings
Facility amount						590,000															¥ 590,000
Letters of Guarantee | Collateral Pledged [Member]
Borrowings
Facility amount						2,650,000															2,650,000
Letters of Guarantee | Uncollateralized [Member]
Borrowings
Facility amount						3,264,275															3,264,275
Banker's acceptance
Borrowings
Facility amount																			3,828,600				3,828,600
Banker's acceptance | Collateral Pledged [Member]
Borrowings
Facility amount						5,884,500															5,884,500
Banker's acceptance | Uncollateralized [Member]
Borrowings
Facility amount						350,000															350,000
Letter of Credit | Collateral Pledged [Member]
Borrowings
Facility amount						300,000															¥ 300,000
ASU 2020-06
Borrowings
Convertible senior notes																			9,440,626				¥ 9,440,626
Long-term borrowings | $																									$ 26,340
Class A Ordinary Shares
Borrowings
Aggregate principal amount converted										¥ 148,393	$ 22,526
Shares issued upon conversion | shares								8,805,770	8,805,770	7,219,872	7,219,872									49,582,686	172,631	172,631	316,979	316,979
Asset pledged
Borrowings
Trade receivables pledged to secure short-term bank borrowings						0													440,159		¥ 0		¥ 440,159
Short-term investments pledged to secure short-term bank borrowings						348,230													556,299		348,230		556,299
Restricted cash pledged to secure short-term bank borrowings						355,197													1,123,596		355,197		1,123,596
Trade receivables pledged to secure long-term bank borrowings						0													104,424		0		104,424
Group | Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Borrowings
Total consideration							¥ 473,200
Joint Investment Agreement | Wuhan Donghu New Technology Development Zone Management Committee | Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Borrowings
Loan subscribed																														¥ 384,000
Rate of subscribed capital																														49.00%
Injection of cash debt			¥ 234,000	¥ 100,000	¥ 50,000
Threshold limit of net assets under agreement						550,000															550,000
Accrued interest																							72,190
Short Term Borrowings At December 2021
Borrowings
Short-term borrowings																			¥ 5,230,000				¥ 5,230,000
Short Term Borrowings At December 2021 | Maximum
Borrowings
Short-term debt, interest rate (as a percent)																							4.45%	4.45%
Short Term Borrowings At December 2021 | Minimum
Borrowings
Short-term debt, interest rate (as a percent)																							2.95%	2.95%
Short Term Borrowings At December 2022
Borrowings
Short-term borrowings						4,039,210															¥ 4,039,210
Short Term Borrowings At December 2022 | Maximum
Borrowings
Short-term debt, interest rate (as a percent)																					3.50%	3.50%
Short Term Borrowings At December 2022 | Minimum
Borrowings
Short-term debt, interest rate (as a percent)																					1.95%	1.95%
Convertible Notes
Borrowings
Convertible senior notes | $																													$ 650,000
Additional convertible senior notes | $																													$ 100,000
Interest rate															0.00%				0.50%				0.50%					0.00%	4.50%
Aggregate principal amount converted								¥ 189,494	$ 27,474			$ 50,000	$ 7,000	$ 50,000
Number of installment | installment		2
Convertible notes																			¥ 175,166				¥ 175,166
Convertible Notes | Class A Ordinary Shares
Borrowings
Shares issued upon conversion | shares													735
Convertible Notes | American Depositary Shares
Borrowings
Conversion price | $ / shares																									$ 93.06
Convertible Notes | Third Party Investors One
Borrowings
Aggregate principal amount converted																		¥ 200,000
Convertible Notes | Third Party Investors Two
Borrowings
Aggregate principal amount converted | $															$ 235,000
Convertible Notes | Tencent Holdings Limited | Mr. Bin Li,
Borrowings
Convertible senior notes | $		$ 200,000
Convertible Notes | Tencent Holdings Limited | Mr. Li,
Borrowings
Convertible senior notes | $		$ 100,000
Convertible Notes 2024
Borrowings
Convertible notes																			¥ 1,053,112				¥ 1,053,112
Carrying value of remaining notes classified in non-current liabilities						¥ 1,144,464															¥ 1,144,464
360-day Notes
Borrowings
Conversion price | $ / shares		$ 2.98
Note payable term		360 days										360 days		360 days
3-year Notes
Borrowings
Conversion price | $ / shares		$ 3.12
Note payable term		3 years				3 years				3 years	3 years	3 years		3 years					3 years
Convertible notes issued in January and February 2020 | American Depositary Shares
Borrowings
Shares issued upon conversion | shares																	65,146,600
Convertible notes issued in March 2020
Borrowings
Shares issued upon conversion | shares																67,142,790
Convertible Senior Notes Due 2024
Borrowings
Convertible senior notes | $																									$ 578,902
Aggregate principal amount converted | $	$ 581,685
Shares issued upon conversion | shares	62,192,017
Conversion premium | $	$ 56,359																								$ 56,359
Convertible Senior Notes Due 2026
Borrowings
Aggregate principal amount of notes | $											$ 750,000
Convertible Senior Notes Due 2026 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price											100.00%
Convertible Senior Notes Due 2026, Issued in June, July and October 2022
Borrowings
Convertible senior notes						¥ 9,011,135															9,011,135
Portion of notes repurchased																										¥ 1,317,106	$ 190,962
Convertible Senior Notes Due 2027
Borrowings
Aggregate principal amount of notes | $											$ 750,000
Capped Call Transactions and Zero-Strike Call Transactions
Borrowings
Interest expense, debt																					¥ 1,849,600
Shares issued upon conversion | shares	16,402,643